Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001884082
Entity Registrant Name	Polestar Automotive Holding UK PLC
Entity Incorporation, State or Country Code	X0
Entity Primary SIC Number	3711
Contact Personnel Name	Thomas Ingenlath
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Gothenburg
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	777 MacArthur Blvd
Entity Address, Postal Zip Code	07430
Entity Address, City or Town	Mahwah
Entity Address, State or Province	NJ
City Area Code	949
Local Phone Number	735-1834